Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/15
End of Period:	07/31/15
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	08/18/15
Distribution Date:	08/20/15
Transaction Month:	2

2015-2 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874

Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,061,938,845

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,023,634
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	470,971
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,238,890
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	12,733,495

{7} End of period Aggregate Securitization Value					{7}	$1,049,205,350

{8} Pool Factor					{8}	96.766427%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,049,672,971

{11} Exchange Note Principal Payment Amount					{11}	12,733,495

{12} End of period Exchange Note Balance					{12}	$1,036,939,476

{13} Note Pool Factor					{13}	96.729429%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$87,419,262	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	12,733,495	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,502,651	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$70,183,116	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{21} Note Pool Factor	{21}	58.977408%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$968,659,262

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		12,733,495
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,502,651
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$951,423,116

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		95.119483%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,061,938,845

{31} Ending Designated Pool Balance	{31}	1,049,205,350
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,049,205,350

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$12,733,495

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,049,672,971	$0	3.35%	30	30/360	$2,930,337

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,100,467
{37} Net Liquidation Proceeds collected during period	{37}	3,136,016
{38} Investment Earnings	{38}	761
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(761)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	19,236,483

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	884,949
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,930,337
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	12,733,495
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,687,702
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$19,236,483

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,061,938,845
{49} Ending Agg. Securitization Value	{49}	1,049,205,350
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	12,733,495

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	12,733,495

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$12,733,495

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$87,419,262	$0	0.40000%	31	Actual/360	$30,111
{56}	Class A-2A	$77,000,000	0	1.18%	30	30/360	75,717
{57}	Class A-2B	$273,000,000	0	0.60800%	31	Actual/360	142,931
{58}	Class A-3	$321,000,000	0	1.68%	30	30/360	449,400
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,444
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,904
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections	{63}	$18,351,534
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	761
{66} Investment Earnings - and amounts released from Reserve Account	{66}	178
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	18,352,473

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	30,111
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	75,717
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	142,931
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	449,400
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	154,444
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,904
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	12,733,495
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	4,502,651
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:	{93}	$18,352,473

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$858,599,262	$1,049,205,350	$0	$17,499,245	$0
{95}	Class B	900,349,262	1,049,205,350	0	17,415,049	0
{96}	Class C	938,839,262	1,049,205,350	0	17,319,145	0
{97}	Class D	968,659,262	1,049,205,350	0	17,236,146	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds						{98}	$4,502,651

{99} Beginning Note Balance				{99}	968,659,262
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	12,733,495
{101} Pro-Forma Note Balance					{101}	955,925,767

{102} Ending Aggregate Securitization Value				{102}	1,049,205,350
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)				{103}	116,558,581
{104} Required Pro Forma Note Balance {102} - {103}					{104}	932,646,769

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	23,278,998

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$4,502,651

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value						{107}	$1,049,205,350
{108} End of Period Note Balance						{108}	1,036,939,476
{109} Overcollateralization						{109}	12,265,874
{110} Overcollateralization %							{110}	1.17%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value						{111}	1,049,205,350
{112} End of Period Note Balance						{112}	951,423,116
{113} Overcollateralization						{113}	97,782,234
{114} Overcollateralization %							{114}	9.32%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance							{115}	$5,421,329

{116} Beginning of Period Reserve Account balance							{116}	$5,421,329
{117} Investment Earnings						{117}	178
{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
{120} Total Reserve balance available:							{120}	5,421,507

{121} Specified Reserve Balance							{121}	5,421,329

{122} Release Excess Cash to Indenture Collection Available Funds							{122}	178

{123} End of period Reserve Account balance							{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{124}	Yes
{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America

GM Financial

GMALT 2015-2

Supplemental Monthly Data

July 31, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,061,938,845	$732,489,685
Change	(12,733,495)	(1,837,438)

End of Period	$1,049,205,350	$730,652,247
Residual Value as % of Agg. Securitization Value		69.64%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage
Leases with scheduled payment delinquent
0 - 30 days	42,292	1,042,551,772	99.3658%
31 - 60 days	224	5,250,907	0.5005%
61 - 90 days	33	784,550	0.0748%
over 90 days	25	618,121	0.0589%

Total	42,574	1,049,205,350	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	65	1,925,779	152	4,200,132
Standard terminations	10	214,503	33	647,373

Total retained by lessee	75	2,140,282	185	4,847,505
Returned Vehicles
Early terminations	9	98,609	19	235,996
Standard terminations	0	0	0	0

Total returned to dealer	9	98,609	19	235,996
Charged off leases / Repossessed vehicles	22	470,971	48	1,057,411
Repurchases	0	0	12	411,586
Other	0	0	0	0

Total terminations	106	2,709,862	264	6,552,498

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	470,971	1,057,411
less: Sales proceeds	365,733	725,834
less: Excess wear and excess mileage received	0	0
less: Other amounts received	3,527	3,527

Net Credit (Gain) Loss	101,711	328,050

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	97,285	214,733
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	119,193	253,206
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	3,986	4,171

Residual (Gain) Loss	(25,894)	(42,644)

	Current Period	Prev. Month
Prepay Speed	0.2932%	0.3044%
Return Rate	0.0000%	0.0000%